Convertible Debt (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 15, 2021	Feb. 14, 2022	Mar. 17, 2020	Dec. 31, 2022	Dec. 31, 2021	Sep. 15, 2022	May 13, 2022	Jan. 28, 2021	Sep. 30, 2020	Jun. 23, 2020	Mar. 18, 2020
Disclosure of detailed information about borrowings [line items]
Refinancing loss consisting of fees and costs incurred		$ 1,598
Glencore [Member] | Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Project financing threshold amount	$ 100,000	$ 100,000	$ 100,000
Effective interest rate	4.00%	4.00%	4.00%
Conversion price	$ 3.455	$ 2.57	$ 2.223
Unsecured convertible debentures	$ 10,000	$ 40,000
Percentage of facilitation fee		5.00%
Amount used to repay promissory note and related accrued interest		$ 17,800
Settlement of unsecured convertible debentures issued		17,833
Unsecured convertible debentures issued		$ 26,000				$ 7,000	$ 7,000	$ 7,000	$ 9,000	$ 7,000	$ 7,000
Fair value of debt components issued				$ 38,219	$ 14,375
Transaction costs for financing				1,442	83
Residual amount allocated to equity				$ 3,223	$ 2,542
Bottom of range [Member] | Glencore [Member] | Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures			$ 20,000
Top of range [Member] | Glencore [Member] | Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures			$ 30,000